Summary of Significant Accounting Policies - Consolidated VIE Schedule (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Current assets:
Cash and cash equivalents	¥ 14,212,778		¥ 5,270,204		¥ 4,622,554	$ 2,178,204
Accounts receivable, net	746,013		675,567			114,331
Financing receivables, net	2,462,499		1,060,899
Inventories	53,070		43,845			8,133
Advances to suppliers	589,042		438,272			90,275
Prepayments and other current assets	2,334,688		1,964,506			357,805
Amounts due from related parties	73,278		74,312			11,230
Total current assets	22,324,626		20,098,257			3,421,397
Investments in equity investees	1,842,000		946,180			282,299
Property and equipment, net	18,565,161		12,470,632			2,845,235
Land use rights, net	4,360,673		2,508,860			668,302
Operating lease right-of-use assets	876,259		901,956			134,293
Goodwill	4,241,541		4,241,541			650,045
Deferred tax assets	720,561		403,587			110,431
Long-term financing receivables, net	1,970,340		549,775			301,968
Other non-current assets	537,294		612,191			82,344
TOTAL ASSETS	59,204,750		45,890,502			9,073,524
Current liabilities:
Short-term bank borrowings	1,432,929					219,606
Accounts payable	1,635,888		1,475,258			250,711
Notes payable	326,200					49,992
Advances from customers	1,119,666		1,210,887			171,596
Income tax payable	48,628		80,272			7,453
Amounts due to related parties	16,655		38,943			2,552
Operating lease liabilities, current	246,394		298,728			37,762
Other current liabilities	4,487,084		3,552,288			687,676
Total current liabilities	9,347,584		6,680,947			1,432,580
Non- current operating lease liabilities	502,481		504,442			77,008
Deferred tax liabilities	254,987		207,896			39,078
TOTAL LIABILITIES	10,105,052		7,487,105			$ 1,548,666
Total revenue	25,214,290	$ 3,864,259	22,109,946		17,604,451
Net income	4,326,446	663,057	5,671,267		4,387,912
Net cash generated from (used in) operating activities	4,950,749	758,735	6,304,186		4,404,051
Net cash used in investing activities	(3,549,341)	(543,960)	(3,664,213)		(12,872,633)
Net cash provided by (used in) financing activities	8,337,407	1,277,764	(1,982,306)		7,042,122
Net increase (decrease) in cash and cash equivalents	9,082,678	1,391,981	654,460		(1,150,780)
Cash, cash equivalents and restricted cash at beginning of year	5,277,414	808,799	4,622,954		5,773,734
Cash, cash equivalents and restricted cash at end of year	14,360,092	$ 2,200,780	5,277,414	$ 808,799	4,622,954
Net income generated by VIE after deductions of inter-company transportation fees and Service fees charges	11,519,214		9,420,012		7,776,622
Operating cash outflows of Inter-company transactions	11,646,387		9,248,582		7,593,448
ZTO Express and its subsidiaries (the "VIE")
Current assets:
Cash and cash equivalents	776,725		528,722
Accounts receivable, net	514,666		635,606
Financing receivables, net	341,486		172,267
Inventories	42,775		42,134
Advances to suppliers	45,621		46,534
Prepayments and other current assets	1,153,077		1,241,975
Amounts due from related parties	34,034		18,364
Total current assets	2,908,384		2,685,602
Investments in equity investees	110,570		114,447
Property and equipment, net	6,025,153		5,920,211
Land use rights, net	1,138,849		1,150,849
Operating lease right-of-use assets	834,984		853,092
Goodwill	4,157,111		4,157,111
Deferred tax assets	514,532		234,080
Long-term financing receivables, net	1,784,990		536,473
Other non-current assets	99,456		120,877
TOTAL ASSETS	17,574,029		15,772,742
Current liabilities:
Short-term bank borrowings	1,432,929
Accounts payable	1,155,069		1,448,490
Notes payable	158,138
Advances from customers	1,068,927		1,185,920
Income tax payable	250,726		9,359
Amounts due to related parties	620,490		769,951
Operating lease liabilities, current	234,071		273,524
Other current liabilities	2,594,801		2,536,131
Total current liabilities	7,515,151		6,223,375
Non- current operating lease liabilities	468,127		478,327
Deferred tax liabilities	127,816		123,173
TOTAL LIABILITIES	8,111,094		6,824,875
Total revenue	23,734,103		21,465,515		17,127,930
Net income	478,168		841,707		720,323
Net cash generated from (used in) operating activities	(537,756)		1,783,718		436,074
Net cash used in investing activities	(647,170)		(1,831,001)		(777,197)
Net cash provided by (used in) financing activities	1,432,929				(206,260)
Net increase (decrease) in cash and cash equivalents	248,003		(47,283)		(547,383)
Cash, cash equivalents and restricted cash at beginning of year	528,722		576,005		1,123,388
Cash, cash equivalents and restricted cash at end of year	¥ 776,725		¥ 528,722		¥ 576,005
VIE revenues as a percentage to consolidated revenues	94.10%	94.10%	97.10%	97.10%	97.30%
VIE assets as a percentage to consolidated assets	29.70%		34.40%			29.70%
VIE liabilities as a percentage to consolidated liabilities	74.30%		81.40%			74.30%
Amount due to related party	¥ 603,835		¥ 731,008
Assets held in the consolidated VIE that can be used only to settle obligations of the VIE	¥ 0